INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
INVENTORIES
Raw materials	¥ 4,543,103		¥ 5,499,573
Work-in-progress	2,103,946		3,237,480
Finished goods	11,568,488		8,713,231
Total	18,215,537		17,450,284		$ 2,565,605
Inventory provision	2,859,000	$ 402,693	1,819,166	¥ 823,273
Inventories with net book value	¥ 4,362,000		¥ 2,809,000